UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21196
                                   811-21299

Name of Fund: WCMA Money Fund
              Master Money Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, WCMA Money Fund and Master Money Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/06

Date of reporting period: 04/01/05 - 09/30/05

Item 1 - Report to Stockholders

                                        WCMA Money Fund

Semi-Annual Report
September 30, 2005

WCMA Money Fund

Officers and Trustees

Robert C. Doll, Jr., President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Jean Margo Reid, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Richard J. Mejzak, Vice President
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

*     For inquiries regarding your WCMA account, call 800-262-4636.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


2                WCMA MONEY FUND                   SEPTEMBER 30, 2005

A Letter From the President

Dear Shareholder

Amid what we've coined a "muddle through" year for the financial markets, the major benchmark indexes managed to post positive results for the current reporting period:

Total Returns as of September 30, 2005                            6-month    12-month
=====================================================================================
U.S. equities (Standard & Poor's (S&P) 500 Index)                  +5.02%     +12.25%
-------------------------------------------------------------------------------------
Small-cap U.S. equities (Russell 2000 Index)                       +9.21%     +17.95%
-------------------------------------------------------------------------------------
International equities (MSCI Europe Australasia Far East Index)    +9.26%     +25.79%
-------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                +2.31%     + 2.80%
-------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)     +2.80%     + 4.05%
-------------------------------------------------------------------------------------
High yield bonds (Credit Suisse First Boston High Yield Index)     +2.82%     + 6.31%
-------------------------------------------------------------------------------------

Since June 2004, the Federal Reserve Board (the Fed) has tirelessly advanced its interest rate hiking program, raising the federal funds rate 11 times to 3.75% by period-end. The Fed admittedly remains more concerned about inflation than slowing economic growth, causing some to worry that the central bank may overreact to inflation and increase interest rates more than is necessary to maintain a healthy economic balance. Recent disruptions to production and spending from Hurricanes Katrina and Rita are likely to distort the economic data in the short term, muddying the underlying trends. However, any hurricane-induced slowdown is likely to be short lived, and the fiscal stimulus associated with reconstruction efforts in the Gulf could add to gross domestic product growth in 2006.

U.S. equities exhibited resilience over the past several months as investors generally tended to proceed with caution. After a strong finish to 2004, the S&P 500 Index remained largely range-bound in 2005, with the last three months representing the best quarter of the year. Up to this point, strong corporate earnings reports and low long-term bond yields have worked in favor of equities. Looking ahead, high energy prices, continued interest rate hikes, a potential consumer slowdown and/or disappointing earnings pose the greatest risks to U.S. stocks. Internationally, many markets have benefited from strong economic statistics, trade surpluses and solid finances.

In the bond market, the yield curve continued to flatten as short-term interest rates moved in concert with the Fed rate hikes and longer-term interest rates remained more constant or declined. The difference between two-year and 10-year Treasury yields collapsed from 151 basis points (1.51%) on September 30, 2004 to 70 basis points on March 31, 2005, to just 16 basis points at period-end.

Financial markets are likely to face continued crosscurrents in the months ahead. Nevertheless, opportunities do exist and we encourage you to work with your financial advisor to diversify your portfolio among a variety of asset types. This can help to diffuse risk while also tapping into the potential benefits of a broader range of investment alternatives. As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                        Sincerely,


                                        /s/ Robert C. Doll, Jr.

                                        Robert C. Doll, Jr.
                                        President and Trustee


                 WCMA MONEY FUND                   SEPTEMBER 30, 2005          3

A Discussion With Your Fund's Portfolio Manager

      We maintained a relatively conservative approach for much of the period as the Fed continued to increase short-term interest rates, but began to see greater yield and capital appreciation potential in the two-year sector by period-end.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended September 30, 2005, WCMA Money Fund's Class 1, Class 2, Class 3 and Class 4 Shares paid shareholders net annualized dividends of 1.75%, 2.33%, 2.66% and 2.66%, respectively. The Fund's seven-day yields as of September 30, 2005 were 2.23% for Class 1, 2.81% for Class 2, 3.10% for Class 3 and 3.10% for Class 4.

The average portfolio maturity of WCMA Money Fund at September 30, 2005 was 60 days, unchanged from March 31, 2005. However, the Fund's average portfolio maturity ranged from a high of 68 days to a low of 53 days during the six-month period.

During the past six months, economic growth remained solid albeit slightly slower than that of 2004 and the first quarter of 2005. The economy grew at an annualized rate of 3.3% in the second quarter, a pace that, according to the Federal Reserve Board (the Fed), still warranted removal of "accommodative" monetary policy. Thus, the Fed continued its "measured" series of interest rate hikes with quarter-point moves at the May, June, August and September Federal Open Market Committee meetings. This brought the federal funds rate to 3.75% at period-end.

Oil remained a hot topic throughout the period, although there was often disagreement among market participants as to whether a $20-per-barrel increase in the price of oil posed a greater risk of inflation or a greater threat to consumer spending. Consumer sentiment figures grew weaker as oil prices rose, but Fed officials consistently warned that higher crude prices were sure to result in pricing pressures. This supported their rate increases over the past six months, which were accompanied by clear indications that the Fed intends to continue raising interest rates through the remainder of 2005. Short-term yields climbed in accordance with the Fed's moves while long-term yields actually fell. Over the past six months, the two-year Treasury yield rose from 3.80% to 4.18% as the 10-year Treasury yield fell from 4.50% to 4.34%. This resulted in a flattening of the yield curve, a typical phenomenon in rising interest rate environments.

Despite this dynamic, the steepness of the yield curve in the front end offered enticing value. The greatest value seemed to be in the six-month, nine-month and 12-month sectors. We were able to add higher yields to the portfolio while still maintaining a relatively short average duration. This allowed us to be constructive while minimizing our interest rate exposure, an approach we thought was prudent given the likelihood of additional rate hikes.

How did you manage the portfolio during the period?

Early in the period, our investment strategy was formulated on the premise that the federal funds target would ultimately reach 4%. We then searched for sectors that were attractively priced given that view. The two-year sector was quite expensive in our estimation, while shorter sectors such as six and 12 months offered much greater value. At June 30, 2005, the mid-point of the period, the two-year Treasury yielded 3.66%, while the six-month London InterBank Offered Rate (LIBOR) was 3.71% and 12-month LIBOR was 3.90%. Given our view that interest rates were headed higher, being able to capture higher yields in shorter-dated maturities was a fairly straightforward decision.

Our efforts were concentrated on these sectors for a majority of the time, while we continued to target an average portfolio duration in the somewhat conservative 60-day range. In terms of security selection, spreads on variable rate product were extremely expensive in our judgment. This was a result of increased demand but, even more so, was due to a slowdown in agency issuance. New regulations forced the Federal National Mortgage Association (Fannie Mae) to reduce its balance sheet. The fewer mortgages Fannie was permitted to own, the less borrowing it needed to do in order to fund its holdings. Thus, discount notes outstanding, which had been the agencies' primary tool of short-term issuance, dipped by $125 billion over the past six months. With all of this supply now missing from the market, spreads on short-term agency debt collapsed. Notably, variable rate debt, which once had spreads as wide as LIBOR minus four basis points, were now trading at LIBOR minus 11 basis points. This, in turn, tightened spreads on bank and corporate names as well, leaving us with little interest in the variable rate arena. Moreover, our holdings of variable rate securities dropped from a high of 67% of the portfolio's net assets in late April, to 38% by the end of September. These assets were reallocated mostly to short-dated commercial paper and certificates of deposit. This allowed us to maintain a shorter average duration and sustain ample liquidity. Having


4                WCMA MONEY FUND                   SEPTEMBER 30, 2005
significant overnight positions in a rising rate environment proves beneficial because it is the most effective way to meet redemptions while also allowing us to capitalize immediately when the Fed raises interest rates.

How would you characterize the portfolio's position at the close of the period?

As long as the Fed considers its monetary policy "accommodative," we intend to proceed as if the central bank will continue to raise the federal funds target until it reaches a level deemed to be neutral. Although Hurricanes Katrina and Rita seemed to pose a legitimate threat to economic growth, the fixed income markets dismissed this as merely a temporary shock. It seems the economy is strong enough to absorb a brief slowdown, and that lofty oil prices and the rebuilding efforts in the Gulf may justify even higher rates.

Nonetheless, after 11 interest rate increases over 16 months, we believe that the tightening cycle may be completed by the first quarter of 2006. Once the Fed has communicated to the markets that neutral policy has been achieved, we would expect the spread between the federal funds rate and the two-year Treasury yield, which is typically positively sloped, to invert. That being said, at this time, we are beginning to favor the longer sectors of our market. We believe the two-year sector currently offers the greatest value from both a yield and capital appreciation perspective. Yields exceeding 4.75% are currently available, providing substantial protection against several more rate increases. We recently increased our average duration target modestly to the 65-day range, believing that home heating costs, when combined with already high gas prices, may substantially impact consumer spending in the fourth quarter.

The portfolio's composition, as a percent of net assets, at the end of September and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                       9/30/05           3/31/05
--------------------------------------------------------------------------------
Bank Notes ..........................................    3.3%               2.4%
Certificates of Deposit .............................    4.9                4.1
Certificates of Deposit--European ...................    3.1                0.6
Certificates of Deposit--Yankee* ....................   12.7                8.4
Commercial Paper ....................................   33.8               17.9
Corporate Notes .....................................    3.0                3.9
Funding Agreements ..................................    7.4                6.8
Master Notes ........................................    1.0                0.9
Medium-Term Notes ...................................   10.2               13.4
Promissory Notes ....................................    0.7                0.8
U.S. Government Agency Obligations--
  Discount Notes ....................................    0.1                 --
U.S. Government & Agency Obligations--
  Non-Discount Notes ................................   16.4               40.5
Repurchase Agreements ...............................    3.1                 --
Short-Term Securities ...............................    0.6                 --
Liabilities in Excess of Other Assets ...............   (0.3)                --
Other Assets Less Liabilities .......................     --                0.3
                                                       ------------------------
Total ...............................................  100.0%             100.0%
                                                       ========================

*     U.S. branches of foreign banks.

Richard J. Mejzak
Vice President and Portfolio Manager

October 7, 2005


                 WCMA MONEY FUND                   SEPTEMBER 30, 2005          5

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on April 1, 2005 and held through September 30, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees, or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                    Expenses Paid
                                                          Beginning              Ending           During the Period*
                                                        Account Value        Account Value         April 30, 2005 to
                                                        April 1, 2005      September 30, 2005     September 30, 2005
====================================================================================================================
Actual
====================================================================================================================
Class 1                                                    $1,000               $1,008.70               $7.40
--------------------------------------------------------------------------------------------------------------------
Class 2                                                    $1,000               $1,011.60               $4.54
--------------------------------------------------------------------------------------------------------------------
Class 3                                                    $1,000               $1,013.20               $2.93
--------------------------------------------------------------------------------------------------------------------
Class 4                                                    $1,000               $1,013.20               $2.93
====================================================================================================================
Hypothetical (5% annual return before expenses)**
====================================================================================================================
Class 1                                                    $1,000               $1,017.70               $7.44
--------------------------------------------------------------------------------------------------------------------
Class 2                                                    $1,000               $1,020.56               $4.56
--------------------------------------------------------------------------------------------------------------------
Class 3                                                    $1,000               $1,022.16               $2.94
--------------------------------------------------------------------------------------------------------------------
Class 4                                                    $1,000               $1,022.16               $2.94
--------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.47% for Class 1, .90% for Class 2, .58% for Class 3 and .58% for Class 4), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


6                WCMA MONEY FUND                   SEPTEMBER 30, 2005

Statement of Assets and Liabilities                              WCMA Money Fund

As of September 30, 2005
================================================================================================================================
Assets
--------------------------------------------------------------------------------------------------------------------------------
                          Investment in Master Money Trust (the "Trust"),
                           at value (identified cost--$7,281,583,238) ...................                        $ 7,275,520,962
                          Prepaid expenses ..............................................                                776,937
                                                                                                                 ---------------
                          Total assets ..................................................                          7,276,297,899
                                                                                                                 ---------------
================================================================================================================================
Liabilities
--------------------------------------------------------------------------------------------------------------------------------
                          Payables:
                            Distributor .................................................    $     3,347,556
                            Other affiliates ............................................            131,142
                            Administrator ...............................................             17,821           3,496,519
                                                                                             ---------------
                          Other liabilities .............................................                                    854
                                                                                                                 ---------------
                          Total liabilities .............................................                              3,497,373
                                                                                                                 ---------------
================================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                          Net assets ....................................................                        $ 7,272,800,526
                                                                                                                 ===============
================================================================================================================================
Net Assets Consist of
--------------------------------------------------------------------------------------------------------------------------------
                          Class 1 Shares of beneficial interest, $.10 par value,
                           unlimited number of shares authorized ........................                        $    77,217,079
                          Class 2 Shares of beneficial interest, $.10 par value,
                           unlimited number of shares authorized ........................                            266,423,417
                          Class 3 Shares of beneficial interest, $.10 par value,
                           unlimited number of shares authorized ........................                            294,758,161
                          Class 4 Shares of beneficial interest, $.10 par value,
                           unlimited number of shares authorized ........................                             89,487,624
                          Paid-in capital in excess of par ..............................                          6,550,976,521
                          Undistributed investment income--net ..........................    $       138,901
                          Accumulated realized capital losses allocated from the
                           Trust--net ...................................................           (138,901)
                          Unrealized depreciation allocated from the Trust--net .........         (6,062,276)
                                                                                             ---------------
                          Total accumulated losses--net .................................                             (6,062,276)
                                                                                                                 ---------------
                          Net Assets ....................................................                        $ 7,272,800,526
                                                                                                                 ===============
================================================================================================================================
Net Asset Value
--------------------------------------------------------------------------------------------------------------------------------
                          Class 1--Based on net assets of $771,589,962 and
                           772,170,787 shares of beneficial interest outstanding ........                        $          1.00
                                                                                                                 ===============
                          Class 2--Based on net assets of $2,662,093,660 and
                           2,664,234,171 shares of beneficial interest outstanding ......                        $          1.00
                                                                                                                 ===============
                          Class 3--Based on net assets of $2,945,155,475 and
                           2,947,581,610 shares of beneficial interest outstanding ......                        $          1.00
                                                                                                                 ===============
                          Class 4--Based on net assets of $893,961,429 and
                           894,876,236 shares of beneficial interest outstanding ........                        $          1.00
                                                                                                                 ===============

      See Notes to Financial Statements.


                 WCMA MONEY FUND                   SEPTEMBER 30, 2005          7

Statement of Operations                                          WCMA Money Fund

For the Six Months Ended September 30, 2005
================================================================================================================================
Investment Income
--------------------------------------------------------------------------------------------------------------------------------
                          Interest ......................................................                        $       320,823
                          Net investment income allocated from the Trust:
                            Interest and amortization of premium and discount earned ....                            121,251,698
                            Securities lending--net .....................................                                  4,310
                            Expenses ....................................................                             (5,617,433)
                                                                                                                 ---------------
                          Total income ..................................................                            115,959,398
                                                                                                                 ---------------
================================================================================================================================
Expenses
--------------------------------------------------------------------------------------------------------------------------------
                          Administration fees ...........................................    $     9,478,554
                          Account maintenance and distribution fees--Class 2 ............          9,238,769
                          Account maintenance and distribution fees--Class 3 ............          5,705,179
                          Account maintenance and distribution fees--Class 1 ............          3,751,923
                          Registration fees .............................................          2,408,572
                          Account maintenance and distribution fees--Class 4 ............          1,844,601
                          Transfer agent fees--Class 3 ..................................            172,544
                          Transfer agent fees--Class 2 ..................................            154,204
                          Printing and shareholder reports ..............................             69,514
                          Transfer agent fees--Class 4 ..................................             56,777
                          Transfer agent fees--Class 1 ..................................             42,579
                          Professional fees .............................................             29,820
                          Other .........................................................             17,621
                                                                                             ---------------
                          Total expenses before waiver and reimbursement ................         32,970,657
                          Waiver and reimbursement of expenses ..........................         (8,792,680)
                                                                                             ---------------
                          Total expenses after waiver and reimbursement .................                             24,177,977
                                                                                                                 ---------------
                          Investment income--net ........................................                             91,781,421
                                                                                                                 ---------------
================================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Trust--Net
--------------------------------------------------------------------------------------------------------------------------------
                          Realized loss on investments--net .............................                               (138,901)
                          Change in unrealized depreciation on investments--net .........                                146,906
                                                                                                                 ---------------
                          Total realized and unrealized gain--net .......................                                  8,005
                                                                                                                 ---------------
                          Net Increase in Net Assets Resulting from Operations ..........                        $    91,789,426
                                                                                                                 ===============

      See Notes to Financial Statements.


8                WCMA MONEY FUND                   SEPTEMBER 30, 2005

Statements of Changes in Net Assets                              WCMA Money Fund

                                                                                               For the Six            For the
                                                                                              Months Ended          Year Ended
                                                                                              September 30,          March 31,
Increase (Decrease) in Net Assets:                                                                2005                 2005
================================================================================================================================
Operations
--------------------------------------------------------------------------------------------------------------------------------
                          Investment income--net ........................................    $    91,781,421     $    82,206,303
                          Realized gain (loss)--net .....................................           (138,901)            155,326
                          Change in unrealized appreciation/depreciation--net ...........            146,906          (8,910,476)
                                                                                             -----------------------------------
                          Net increase in net assets resulting from operations ..........         91,789,426          73,451,153
                                                                                             -----------------------------------

================================================================================================================================
Dividends & Distributions to Shareholders
--------------------------------------------------------------------------------------------------------------------------------
                          Investment income--net:
                            Class 1 .....................................................         (6,576,490)         (3,473,807)
                            Class 2 .....................................................        (31,540,704)        (25,587,530)
                            Class 3 .....................................................        (40,286,306)        (39,201,342)
                            Class 4 .....................................................        (13,239,020)        (13,943,624)
                          Realized gain--net:
                            Class 1 .....................................................                 --             (16,303)
                            Class 2 .....................................................                 --             (56,278)
                            Class 3 .....................................................                 --             (61,601)
                            Class 4 .....................................................                 --             (21,144)
                                                                                             -----------------------------------
                          Net decrease in net assets resulting from dividends
                           and distributions to shareholders ............................        (91,642,520)        (82,361,629)
                                                                                             -----------------------------------

================================================================================================================================
Beneficial Interest Transactions
--------------------------------------------------------------------------------------------------------------------------------
                          Net decrease in net assets derived from beneficial
                           interest transactions ........................................       (411,346,074)       (729,160,194)
                                                                                             -----------------------------------

================================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                          Total decrease in net assets ..................................       (411,199,168)       (738,070,670)
                          Beginning of period ...........................................      7,683,999,694       8,422,070,364
                                                                                             -----------------------------------
                          End of period .................................................    $ 7,272,800,526     $ 7,683,999,694
                                                                                             ===================================
                            * Undistributed investment income--net ......................    $       138,901                  --
                                                                                             ===================================

      See Notes to Financial Statements.


                 WCMA MONEY FUND                   SEPTEMBER 30, 2005          9

Financial Highlights                                             WCMA Money Fund

                                                                                            Class 1
                                                           ------------------------------------------------------------------------
                                                            For the Six                 For the Year Ended          For the Period
                                                           Months Ended                      March 31,              March 20, 2003+
The following per share data and ratios have been derived  September 30,        --------------------------------      to March 31,
from information provided in the financial statements.         2005                 2005               2004               2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                 Net asset value, beginning of period ...  $        1.00        $        1.00      $        1.00      $        1.00
                                                           ------------------------------------------------------------------------
                 Investment income--net .................          .0087                .0043              .0003              .0003
                 Realized and unrealized gain (loss)--net         (.0007)              (.0011)             .0005              .0001
                                                           ------------------------------------------------------------------------
                 Total from investment operations .......          .0080                .0032              .0008              .0004
                                                           ------------------------------------------------------------------------
                 Less dividends and distributions:
                    Investment income--net ..............         (.0087)              (.0043)            (.0003)            (.0003)
                    Realized gain--net ..................             --                   --*            (.0001)                --
                                                           ------------------------------------------------------------------------
                 Total dividends and distributions ......         (.0087)              (.0043)            (.0004)            (.0003)
                                                           ------------------------------------------------------------------------
                 Net asset value, end of period .........  $        1.00        $        1.00      $        1.00      $        1.00
                                                           ========================================================================
                 Total investment return ................            .87%@                .44%               .04%               .04%
                                                           ========================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                 Total expenses, net of waiver and
                  reimbursement** .......................           1.47%++              1.35%              1.12%               .01%
                                                           ========================================================================
                 Total expenses** .......................           1.47%++              1.47%              1.49%               .01%
                                                           ========================================================================
                 Total investment income and realized
                  gain (loss)--net ......................           1.73%++               .43%               .04%               .03%
                                                           ========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                 Net assets, end of period (in thousands)  $     771,590        $     869,839      $     927,790      $          25
                                                           ========================================================================

*     Amount is less than $(.0001) per share.
**    Includes the Fund's share of the Trust's allocated expenses.
+     Effective date of the Fund's registration.
++    Annualized.
@     Aggregate total investment return.

      See Notes to Financial Statements.


10               WCMA MONEY FUND                   SEPTEMBER 30, 2005

Financial Highlights (continued)          WCMA Money Fund

                                                                                            Class 2
                                                           ------------------------------------------------------------------------
                                                            For the Six                 For the Year Ended          For the Period
                                                           Months Ended                      March 31,              March 20, 2003+
The following per share data and ratios have been derived  September 30,        --------------------------------      to March 31,
from information provided in the financial statements.         2005                 2005               2004               2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                 Net asset value, beginning of period ...  $        1.00        $        1.00      $        1.00      $        1.00
                                                           ------------------------------------------------------------------------
                 Investment income--net .................          .0115                .0088              .0024              .0003
                 Realized and unrealized gain (loss)--net         (.0008)              (.0011)             .0006              .0001
                                                           ------------------------------------------------------------------------
                 Total from investment operations .......          .0107                .0077              .0030              .0004
                                                           ------------------------------------------------------------------------
                 Less dividends and distributions:
                    Investment income--net ..............         (.0115)              (.0088)            (.0024)            (.0003)
                    Realized gain--net ..................             --                   --*            (.0001)                --
                                                           ------------------------------------------------------------------------
                 Total dividends and distributions ......         (.0115)              (.0088)            (.0025)            (.0003)
                                                           ------------------------------------------------------------------------
                 Net asset value, end of period .........  $        1.00        $        1.00      $        1.00      $        1.00
                                                           ========================================================================
                 Total investment return ................           1.16%@                .89%               .25%               .04%
                                                           ========================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                 Total expenses, net of waiver and
                  reimbursement** .......................            .90%++               .91%               .91%               .01%
                                                           ========================================================================
                 Total expenses** .......................           1.15%++              1.15%              1.17%               .01%
                                                           ========================================================================
                 Total investment income and realized
                  gain (loss)--net ......................           2.30%++               .87%               .24%               .03%
                                                           ========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                 Net assets, end of period (in thousands)  $   2,662,094        $   2,723,114      $   3,041,555      $          25
                                                           ========================================================================

*     Amount is less than $(.0001) per share.
**    Includes the Fund's share of the Trust's allocated expenses.
+     Effective date of the Fund's registration.
++    Annualized.
@     Aggregate total investment return.

      See Notes to Financial Statements.


                 WCMA MONEY FUND                   SEPTEMBER 30, 2005         11

Financial Highlights (continued)                                 WCMA Money Fund

                                                                                            Class 3
                                                           ------------------------------------------------------------------------
                                                            For the Six                 For the Year Ended          For the Period
                                                           Months Ended                      March 31,              March 20, 2003+
The following per share data and ratios have been derived  September 30,        --------------------------------      to March 31,
from information provided in the financial statements.         2005                 2005               2004               2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                 Net asset value, beginning of period ...  $        1.00        $        1.00      $        1.00      $        1.00
                                                           ------------------------------------------------------------------------
                 Investment income--net .................          .0131                .0120              .0056              .0003
                 Realized and unrealized gain (loss)--net         (.0008)              (.0011)             .0006              .0001
                                                           ------------------------------------------------------------------------
                 Total from investment operations .......          .0123                .0109              .0062              .0004
                                                           ------------------------------------------------------------------------
                 Less dividends and distributions:
                    Investment income--net ..............         (.0131)              (.0120)            (.0056)            (.0003)
                    Realized gain--net ..................             --                   --*            (.0001)                --
                                                           ------------------------------------------------------------------------
                 Total dividends and distributions ......         (.0131)              (.0120)            (.0057)            (.0003)
                                                           ------------------------------------------------------------------------
                 Net asset value, end of period .........  $        1.00        $        1.00      $        1.00      $        1.00
                                                           ========================================================================
                 Total investment return ................           1.32%@               1.21%               .57%               .04%
                                                           ========================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                 Total expenses, net of waiver and
                  reimbursement** .......................            .58%++               .58%               .59%               .01%
                                                           ========================================================================
                 Total expenses** .......................            .85%++               .85%               .87%               .01%
                                                           ========================================================================
                 Total investment income and realized
                  gain (loss)--net ......................           2.63%++              1.20%               .57%               .03%
                                                           ========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                 Net assets, end of period (in thousands)  $   2,945,155        $   3,032,612      $   3,337,395      $          25
                                                           ========================================================================

*     Amount is less than $(.0001) per share.
**    Includes the Fund's share of the Trust's allocated expenses.
+     Effective date of the Fund's registration.
++    Annualized.
@     Aggregate total investment return.

      See Notes to Financial Statements.


12               WCMA MONEY FUND                   SEPTEMBER 30, 2005

Financial Highlights (concluded)                                 WCMA Money Fund

                                                                                            Class 4
                                                           ------------------------------------------------------------------------
                                                            For the Six                 For the Year Ended          For the Period
                                                           Months Ended                      March 31,              March 20, 2003+
The following per share data and ratios have been derived  September 30,        --------------------------------      to March 31,
from information provided in the financial statements.         2005                 2005               2004               2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                 Net asset value, beginning of period ...  $        1.00        $        1.00      $        1.00      $        1.00
                                                           ------------------------------------------------------------------------
                 Investment income--net .................          .0131                .0120              .0056              .0003
                 Realized and unrealized gain (loss) ....         (.0009)              (.0011)             .0005              .0001
                                                           ------------------------------------------------------------------------
                 Total from investment operations .......          .0122                .0109              .0061              .0004
                                                           ------------------------------------------------------------------------
                 Less dividends and distributions:
                    Investment income--net ..............         (.0131)              (.0120)            (.0056)            (.0003)
                    Realized gain--net ..................             --                   --*            (.0001)                --
                                                           ------------------------------------------------------------------------
                 Total dividends and distributions ......         (.0131)              (.0120)            (.0057)            (.0003)
                                                           ------------------------------------------------------------------------
                 Net asset value, end of period .........  $        1.00        $        1.00      $        1.00      $        1.00
                                                           ========================================================================
                 Total investment return ................           1.32%@               1.21%               .57%               .04%
                                                           ========================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                 Total expenses, net of waiver and
                  reimbursement** .......................            .58%++               .58%               .59%               .01%
                                                           ========================================================================
                 Total expenses** .......................            .84%++               .84%               .87%               .01%
                                                           ========================================================================
                 Total investment income and realized
                  gain (loss)--net ......................           2.62%++              1.22%               .57%               .03%
                                                           ========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                 Net assets, end of period (in thousands)  $     893,961        $   1,058,434      $   1,115,330      $          25
                                                           ========================================================================

*     Amount is less than $(.0001) per share.
**    Includes the Fund's share of the Trust's allocated expenses.
+     Effective date of the Fund's registration.
++    Annualized.
@     Aggregate total investment return.

      See Notes to Financial Statements.


                 WCMA MONEY FUND                   SEPTEMBER 30, 2005         13

Notes to Financial Statements                                    WCMA Money Fund

1. Significant Accounting Policies:

WCMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Money Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at September 30, 2005 was 51.1%. The Fund is divided into multiple classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 Share represents interests in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the distribution of such shares and the incremental transfer agency costs resulting from the conversion of shares and has exclusive voting rights with respect to matters relating to such account maintenance and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1(a) of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions -- Investment transactions in the Trust are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has adopted Distribution Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, receives account maintenance and distribution fees from the Fund. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

--------------------------------------------------------------------------------
                                               Account              Distribution
                                           Maintenance Fee               Fee
--------------------------------------------------------------------------------
Class 1 ............................            .25%                     .75%
Class 2 ............................            .25%                    .425%
Class 3 ............................            .25%                    .125%
Class 4 ............................            .25%                    .125%
--------------------------------------------------------------------------------

The ongoing account maintenance fee compensates MLPF&S for providing account maintenance services to shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution related services to


14               WCMA MONEY FUND                   SEPTEMBER 30, 2005

Notes to Financial Statements (concluded)                        WCMA Money Fund

shareholders. The Fund has entered into a contractual arrangement with FAM and MLPF&S to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is .32% higher than that of CMA Money Fund, and Class 3 and Class 4 Shares is equal to that of CMA Money Fund. The fee/expense waiver or reimbursement includes account maintenance and distribution fees. This arrangement has a one-year term and is renewable. The Distributor has voluntarily agreed to waive a portion of its distribution fees in order to ensure that each class of shareholders receives a positive yield on each daily dividend. For the six months ended September 30, 2005, FAM and MLPF&S earned fees of $9,478,554 and $20,540,472, respectively, of which $8,792,680 was waived and/or reimbursed.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

Net decrease in net assets derived from beneficial interest transactions was $411,346,074 and $729,160,194 for the six months ended September 30, 2005 and for the year ended March 31, 2005, respectively.

-------------------------------------------------------------------------------
Class 1 Shares for the Six Months                                   Dollar
Ended September 30, 2005                        Shares              Amount
-------------------------------------------------------------------------------
Shares sold ......................         5,286,571,420       $  5,286,571,420
Shares issued to shareholders in
   reinvestment of dividends .....             6,576,317              6,576,317
                                        ---------------------------------------
Total issued .....................         5,293,147,737          5,293,147,737
Shares redeemed ..................        (5,391,440,321)        (5,391,440,321)
                                        ---------------------------------------
Net decrease .....................           (98,292,584)      $    (98,292,584)
                                        =======================================

-------------------------------------------------------------------------------
Class 1 Shares for the Year                                         Dollar
Ended March 31, 2005                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ......................        10,727,013,888       $ 10,727,013,888
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .............             3,489,645              3,489,645
                                        ---------------------------------------
Total issued .....................        10,730,503,533         10,730,503,533
Shares redeemed ..................       (10,787,610,308)       (10,787,610,308)
                                        ---------------------------------------
Net decrease .....................           (57,106,775)      $    (57,106,775)
                                        =======================================

-------------------------------------------------------------------------------
Class 2 Shares for the Six Months                                   Dollar
Ended September 30, 2005                        Shares              Amount
-------------------------------------------------------------------------------
Shares sold ......................         9,401,405,380       $  9,401,405,380
Shares issued to shareholders in
   reinvestment of dividends .....            31,540,717             31,540,717
                                        ---------------------------------------
Total issued .....................         9,432,946,097          9,432,946,097
Shares redeemed ..................        (9,494,016,667)        (9,494,016,667)
                                        ---------------------------------------
Net decrease .....................           (61,070,570)      $    (61,070,570)
                                        =======================================

-------------------------------------------------------------------------------
Class 2 Shares for the Year                                         Dollar
Ended March 31, 2005                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ......................        19,076,403,931       $ 19,076,403,931
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .............            25,642,525             25,642,525
                                        ---------------------------------------
Total issued .....................        19,102,046,456         19,102,046,456
Shares redeemed ..................       (19,417,249,369)       (19,417,249,369)
                                        ---------------------------------------
Net decrease .....................          (315,202,913)      $   (315,202,913)
                                        =======================================

-------------------------------------------------------------------------------
Class 3 Shares for the Six Months                                   Dollar
Ended September 30, 2005                        Shares              Amount
-------------------------------------------------------------------------------
Shares sold ......................        14,165,013,367       $ 14,165,013,367
Shares issued to shareholders in
   reinvestment of dividends .....            40,286,306             40,286,306
                                        ---------------------------------------
Total issued .....................        14,205,299,673         14,205,299,673
Shares redeemed ..................       (14,292,800,434)       (14,292,800,434)
                                        ---------------------------------------
Net decrease .....................           (87,500,761)      $    (87,500,761)
                                        =======================================

-------------------------------------------------------------------------------
Class 3 Shares for the Year                                         Dollar
Ended March 31, 2005                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ......................        29,412,629,830       $ 29,412,629,830
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .............            39,261,452             39,261,452
                                        ---------------------------------------
Total issued .....................        29,451,891,282         29,451,891,282
Shares redeemed ..................       (29,753,093,570)       (29,753,093,570)
                                        ---------------------------------------
Net decrease .....................          (301,202,288)      $   (301,202,288)
                                        =======================================

-------------------------------------------------------------------------------
Class 4 Shares for the Six Months                                   Dollar
Ended September 30, 2005                        Shares              Amount
-------------------------------------------------------------------------------
Shares sold ......................         8,206,286,430       $  8,206,286,430
Shares issued to shareholders in
   reinvestment of dividends .....            13,239,019             13,239,019
                                        ---------------------------------------
Total issued .....................         8,219,525,449          8,219,525,449
Shares redeemed ..................        (8,384,007,608)        (8,384,007,608)
                                        ---------------------------------------
Net decrease .....................          (164,482,159)      $   (164,482,159)
                                        =======================================

-------------------------------------------------------------------------------
Class 4 Shares for the Year                                         Dollar
Ended March 31, 2005                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ......................        19,173,357,780       $ 19,173,357,780
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .............            13,964,268             13,964,268
                                        ---------------------------------------
Total issued .....................        19,187,322,048         19,187,322,048
Shares redeemed ..................       (19,242,970,266)       (19,242,970,266)
                                        ---------------------------------------
Net decrease .....................           (55,648,218)      $    (55,648,218)
                                        =======================================


                 WCMA MONEY FUND                   SEPTEMBER 30, 2005         15

Schedule of Investments                Master Money Trust         (in Thousands)

                                        Face        Interest          Maturity
Issue                                  Amount         Rate*             Date            Value
=================================================================================================
Bank Notes--3.3%
=================================================================================================
Bank of                               $375,000       3.815%+           2/22/2006      $   375,000
America, NA
-------------------------------------------------------------------------------------------------
LaSalle National                       100,000       4.00+             4/24/2006           99,805
Bank
-------------------------------------------------------------------------------------------------
Total Bank Notes (Cost--$475,000) ..............................................          474,805
=================================================================================================
Certificates of Deposit--4.9%
=================================================================================================
First Tennessee                        200,000       3.64             10/17/2005          199,998
Bank NA
-------------------------------------------------------------------------------------------------
Wells Fargo                            500,000       3.80+            12/13/2005          500,000
Bank, NA
-------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost--$700,000) .................................          699,998
=================================================================================================
Certificates of Deposit--European--3.1%
=================================================================================================
Banco Bilbao                            73,000       3.59             12/19/2005           72,923
Vizcaya
Argentaria SA
-------------------------------------------------------------------------------------------------
Barclays Bank                          150,000       3.325            10/11/2005          149,983
Plc                                    125,000       3.805             6/20/2006          124,510
-------------------------------------------------------------------------------------------------
CALYON                                 100,000       3.27             11/30/2005           99,868
-------------------------------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--$447,977) ...............................................................          447,284
=================================================================================================
Certificates of Deposit--Yankee--12.7%
=================================================================================================
ABN AMRO                                99,000       3.648+            2/13/2006           98,988
Bank NV
-------------------------------------------------------------------------------------------------
Barclays Bank Plc                      325,000       3.755            11/17/2005          325,000
-------------------------------------------------------------------------------------------------
Canadian                                97,000       2.955            12/30/2005           96,715
Imperial Bank                          180,000       3.828+           10/13/2006          180,000
of Commerce
-------------------------------------------------------------------------------------------------
DEPFA-Bank                              75,000       3.02             10/21/2005           74,968
Europe Plc
-------------------------------------------------------------------------------------------------
Fortis Bank                             90,000       3.43             12/30/2005           89,851
                                       100,000       3.46             12/30/2005           99,842
                                        93,500       3.95              4/20/2006           93,336
                                        66,500       3.97              8/11/2006           66,259
-------------------------------------------------------------------------------------------------
HBOS Treasury                           61,000       2.95             12/30/2005           60,820
Services Plc                           184,000       3.05             12/30/2005          183,506
-------------------------------------------------------------------------------------------------
Royal Bank of                          100,000       3.91              9/06/2006           99,558
Canada
-------------------------------------------------------------------------------------------------
Toronto-                               100,000       2.95             12/30/2005           99,705
Dominion Bank                           98,000       3.03             12/30/2005           97,731
                                        98,000       3.825             6/26/2006           97,618
                                        40,000       3.95              7/24/2006           39,861
-------------------------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$1,806,768) .............................................................        1,803,758
=================================================================================================
Commercial Paper--33.8%
=================================================================================================
Amstel                                 104,972       3.75             10/25/2005          104,699
Funding Corp.                          157,528       3.80             10/28/2005          157,062
-------------------------------------------------------------------------------------------------
Amsterdam                               65,000       3.61             10/05/2005           64,967
Funding Corp.                           81,743       3.72             10/17/2005           81,599
-------------------------------------------------------------------------------------------------
Blue Ridge Asset                        50,000       3.75             10/19/2005           49,901
Funding Corp.
-------------------------------------------------------------------------------------------------
CRC Funding, LLC                        50,000       3.74             10/20/2005           49,896
-------------------------------------------------------------------------------------------------
Clipper                                118,797       3.75             10/03/2005          118,760
Receivables Corp.
-------------------------------------------------------------------------------------------------
Compass                                 37,000       3.75             10/18/2005           36,930
Securitization LLC                     186,690       3.77             10/24/2005          186,222
-------------------------------------------------------------------------------------------------
Edison Asset                            99,000       3.70             10/14/2005           98,857
Securitization, LLC                     78,510       3.75             10/27/2005           78,289
-------------------------------------------------------------------------------------------------
Falcon Asset                           201,349       3.70             10/17/2005          200,997
Securitization                         168,067       3.71             10/18/2005          167,755
Corp.                                   80,584       3.75             10/25/2005           80,374
                                        75,000       3.78             10/31/2005           74,756
-------------------------------------------------------------------------------------------------
Fortis Funding LLC                     100,000       3.47             12/22/2005           99,090
-------------------------------------------------------------------------------------------------
Grampian                               150,000       3.75             10/13/2005          149,797
Funding Ltd.
-------------------------------------------------------------------------------------------------
Greyhawk                               150,000       3.75             10/25/2005          149,609
Funding LLC                            113,000       3.70             11/15/2005          112,457
-------------------------------------------------------------------------------------------------
Jupiter                                 71,741       3.66             10/14/2005           71,639
Securitization                          47,795       3.68             10/17/2005           47,711
Corp.                                   85,435       3.74             10/19/2005           85,266
                                       108,440       3.77             10/31/2005          108,088
-------------------------------------------------------------------------------------------------
Klio II Funding, Ltd.                   65,105       3.89             10/05/2005           65,070
-------------------------------------------------------------------------------------------------
Lehman Brothers                         46,000       3.863+           12/05/2005           46,000
Holdings Inc.                          125,000       3.863+           12/06/2005          125,000
-------------------------------------------------------------------------------------------------
Morgan Stanley                          76,000       3.893+            2/21/2006           76,000
                                        85,000       3.893+            3/03/2006           85,000
                                        41,300       3.893+            3/07/2006           41,300
-------------------------------------------------------------------------------------------------
Newport Funding                         75,000       3.74             10/19/2005           74,852
Corp.
-------------------------------------------------------------------------------------------------
Old Line                               198,819       3.73             10/18/2005          198,448
Funding, LLC                            75,344       3.77             11/02/2005           75,084
-------------------------------------------------------------------------------------------------
Park Avenue                            100,000       3.70             10/18/2005           99,815
Receivables Co.                         51,334       3.77             10/28/2005           51,183
LLC
-------------------------------------------------------------------------------------------------
Preferred                              176,634       3.65             10/14/2005          176,380
Receivables                            123,000       3.70             10/17/2005          122,785
Funding Corp.
-------------------------------------------------------------------------------------------------
Ranger Funding                          81,331       3.61             10/04/2005           81,298
Co. LLC                                110,000       3.73             10/17/2005          109,806
-------------------------------------------------------------------------------------------------
SEB AB                                 150,000       3.766+            1/20/2006          150,000
-------------------------------------------------------------------------------------------------
Sheffield                              106,025       3.68             10/11/2005          105,906
Receivables Corp.                      343,975       3.76             10/21/2005          343,221
-------------------------------------------------------------------------------------------------
Solitaire Funding                      235,443       3.64             10/21/2005          234,934
LLC
-------------------------------------------------------------------------------------------------
Swedbank                                75,000       3.76             10/31/2005           74,757
(Forenings-
Sparbanken)
-------------------------------------------------------------------------------------------------
Thunder Bay                            105,118       3.73             10/17/2005          104,933
Funding LLC
-------------------------------------------------------------------------------------------------
Total Commercial Paper
(Cost--$4,816,612) .............................................................        4,816,493
=================================================================================================
Corporate Notes--3.0%
=================================================================================================
Blue Heron                              93,000       3.86+             2/22/2006           93,000
Funding IX Ltd.
-------------------------------------------------------------------------------------------------
Newcastle CDO                           60,000       3.86+             3/24/2006           60,000
III, Ltd.                               40,000       3.86+             9/25/2006           40,000
-------------------------------------------------------------------------------------------------


16               WCMA MONEY FUND                   SEPTEMBER 30, 2005

Schedule of Investments (continued)       Master Money Trust      (in Thousands)

                                        Face        Interest          Maturity
Issue                                  Amount         Rate*             Date            Value
=================================================================================================
Corporate Notes (concluded)
=================================================================================================
Permanent                             $114,000       3.688%+           3/10/2006      $   114,000
Financing Plc                          114,000       3.663+            6/12/2006          114,000
-------------------------------------------------------------------------------------------------
Total Corporate Notes (Cost--$421,000) .........................................          421,000
=================================================================================================
Funding Agreements (a)--7.4%
=================================================================================================
Allstate Life                           45,000       3.793+           11/01/2005           45,000
Insurance Co.
-------------------------------------------------------------------------------------------------
General Electric                        50,000       3.773+           11/01/2005           50,000
Capital Assurance                      150,000       3.753+           12/01/2005          150,000
Co.
-------------------------------------------------------------------------------------------------
ING USA Annuity                         50,000       3.859+            8/18/2006           50,000
and Life Insurance
Co.
-------------------------------------------------------------------------------------------------
Jackson National                        15,000       3.773+            5/01/2006           15,000
Life Insurance Co.
-------------------------------------------------------------------------------------------------
MetLife Funding,                        88,000       3.793+            2/01/2006           88,000
Inc.                                   165,000       3.793+            4/03/2006          165,000
-------------------------------------------------------------------------------------------------
Monumental Life                        145,000       3.838+            2/15/2006          145,000
Insurance Co.
-------------------------------------------------------------------------------------------------
New York Life                          226,000       3.73+             5/26/2006          226,000
Insurance Co.
-------------------------------------------------------------------------------------------------
The Travelers                           45,000       3.753+            3/01/2006           45,000
Insurance Co.                           25,000       3.763+            3/01/2006           25,000
                                        25,000       3.753+            5/01/2006           25,000
                                        25,000       3.822+            9/15/2006           25,000
-------------------------------------------------------------------------------------------------
Total Funding Agreements
(Cost--$1,054,000) .............................................................        1,054,000
=================================================================================================
Master Notes--1.0%
=================================================================================================
JPMorgan                               139,000       3.703+            5/16/2006          139,000
Securities, Inc.
-------------------------------------------------------------------------------------------------
Total Master Notes (Cost--$139,000) ............................................          139,000
=================================================================================================
Medium-Term Notes--10.2%
=================================================================================================
ASIF Global                             54,000       3.82+            10/23/2006           54,000
Financing
-------------------------------------------------------------------------------------------------
American Honda                          50,000       3.71+            11/09/2005           49,998
Finance Corp.
-------------------------------------------------------------------------------------------------
General Electric                        37,500       3.70+            10/24/2005           37,502
Capital Corp.                          290,605       3.889+            9/15/2006          290,605
-------------------------------------------------------------------------------------------------
Goldman Sachs                          202,600       3.758+           10/13/2006          202,600
Group, Inc.
-------------------------------------------------------------------------------------------------
HSBC Finance                           143,125       3.82+            10/24/2006          143,125
Inc.                                    47,000       3.713+           10/27/2006           47,033
-------------------------------------------------------------------------------------------------
MetLife                                 60,000       3.67+            10/06/2006           60,000
Funding, Inc.                           50,500       3.828+           10/13/2006           50,500
-------------------------------------------------------------------------------------------------
Nationwide                              52,500       4.03+            10/27/2006           52,500
Building Society
-------------------------------------------------------------------------------------------------
Northern Rock Plc                       91,000       3.838+           10/06/2006           90,997
-------------------------------------------------------------------------------------------------
Restructured                            60,000       3.803+            5/02/2006           60,000
Asset Securities
with Enhanced
Returns, Series
1998-MM-7-1 Trust
-------------------------------------------------------------------------------------------------
Stanfield Victoria                      32,000       3.863+            5/10/2006           31,996
Finance Ltd.                            55,500       3.82+             5/15/2006           55,497
                                        75,000       4.11              8/01/2006           74,580
-------------------------------------------------------------------------------------------------
Toyota Motor                            50,000       3.646+           10/03/2006           50,000
Credit Corp.
-------------------------------------------------------------------------------------------------
Westpac Banking                         44,000       3.844+           10/11/2006           43,993
Corp.
-------------------------------------------------------------------------------------------------
White Pine                              50,000       3.81+             1/25/2006           49,997
Finance Corp.
-------------------------------------------------------------------------------------------------
Total Medium-Term Notes
(Cost--$1,445,342) .............................................................        1,444,923
=================================================================================================
Promissory Notes--0.7%
=================================================================================================
Goldman Sachs                          100,000       3.933+            1/13/2006          100,000
Group, Inc.
-------------------------------------------------------------------------------------------------
Total Promissory Notes (Cost--$100,000) ........................................          100,000
=================================================================================================
U.S. Government Agency Obligations--
Discount Notes--0.1%
=================================================================================================
Federal Home                            11,955       3.77              8/25/2006           11,505
Loan Bank System
-------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations--
Discount Notes--(Cost--$11,543) ................................................           11,505
=================================================================================================
U.S. Government & Agency Obligations--
Non-Discount Notes--16.4%
=================================================================================================
Fannie Mae                              55,000       2.10             10/21/2005           54,949
                                        52,510       2.375             5/04/2006           51,938
-------------------------------------------------------------------------------------------------
Federal Farm                            82,000       3.732+            2/21/2006           81,994
Credit Banks                            50,000       3.74+             5/24/2006           49,984
                                        50,000       3.73+            11/24/2006           49,989
                                        44,950       3.631+            4/04/2007           44,927
                                        50,000       3.76+             9/27/2007           49,985
                                        54,750       3.746+            2/20/2008           54,737
-------------------------------------------------------------------------------------------------
Federal Home                           170,000       3.505+           10/03/2005          170,000
Loan Bank                               85,000       2.25              5/15/2006           83,959
System                                 500,000       3.702+            8/21/2006          499,735
                                        65,000       3.125             9/15/2006           64,256
                                        49,500       2.75             11/15/2006           48,626
                                        49,500       3.25             11/29/2006           48,873
                                        25,000       3.75             11/30/2006           24,782
                                        59,235       3.375            12/15/2006           58,598
                                       165,000       3.80             12/29/2006          163,850
                                        54,000       3.45              1/10/2007           53,378
                                        50,500       4.00              6/13/2007           50,114
-------------------------------------------------------------------------------------------------
Freddie Mac                             60,000       2.15             10/28/2005           59,919
                                        49,000       2.41             11/04/2005           48,940
                                       100,000       2.30             11/17/2005           99,787
                                        36,185       2.375            11/25/2005           36,106
                                       102,000       2.35             12/09/2005          101,694
                                        27,600       2.55              5/10/2006           27,319
                                        74,500       3.00             11/09/2006           73,219
                                        30,000       3.75             11/15/2006           29,794
                                        50,000       4.45              9/28/2007           49,745
                                        25,000       4.625            10/05/2007           25,000
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes                     32,000       1.50              3/31/2006 (d)       31,624
                                        50,000       2.50             10/31/2006 (d)       49,146
-------------------------------------------------------------------------------------------------
Total U.S. Government & Agency Obligations--
Non-Discount Notes (Cost--$2,345,314)                                                   2,336,967
-------------------------------------------------------------------------------------------------


                 WCMA MONEY FUND                   SEPTEMBER 30, 2005         17

Schedule of Investments (continued)       Master Money Trust      (in Thousands)

Face
Amount                                          Issue                                   Value
=================================================================================================
Repurchase Agreements--3.1%
=================================================================================================
$444,765                   UBS Securities LLC, purchased on 9/30/2005
                           to yield 3.83% to 10/03/2005, repurchase
                           price $444,907, collateralized by Farmer Mac
                           Discount Note, due 10/11/2005, Federal Home
                           Loan Bank, 2.05% to 5.863% due 6/15/2018,
                           FICO STRIP*** due 9/26/2016, FICO STRIP***
                           Principal Only due 11/30/2017, FNMA STRIP***
                           due 11/15/2005 to 11/15/2030, FNMA STRIP***
                           Principal Only due 1/15/2030, FNMA, 3.75%
                           due 5/17/2007, Sallie Mae due 10/03/2022,
                           FNMA, 2.25% due 12/30/2005 and Tennessee
                           Valley Authority, 4.70% to 7.125% due
                           11/13/2008 to 7/15/2033                                    $   444,765
-------------------------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost--$444,765) ...............................................................          444,765

Beneficial
Interest
=================================================================================================
Short-Term Securities--0.6%
=================================================================================================
$82,980                    Merrill Lynch Liquidity Series, LLC
                           Money Market Series (b)(c)                                 $    82,980
-------------------------------------------------------------------------------------------------
Total Short-Term Securities (Cost--$82,980) ....................................           82,980
-------------------------------------------------------------------------------------------------
Total Investments
(Cost--$14,290,301**)--100.3% ..................................................       14,277,478

Liabilities in Excess of Other Assets--(0.3%) ..................................          (46,436)
                                                                                      -----------
Net Assets--100.0% .............................................................      $14,231,042
                                                                                      ===========

* Commercial Paper and certain U.S. Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at September 30, 2005.
** The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost ........................................  $     14,290,301
                                                               ================
      Gross unrealized appreciation .........................                --@
      Gross unrealized depreciation .........................  $        (12,823)
                                                               ----------------
      Net unrealized depreciation ...........................  $        (12,823)
                                                               ================
@     Amount is less than $1,000.
***   Separately Traded Registered Interest and Principal of Securities.
+     Variable rate notes.
(a) Restricted securities as to resale, representing 7.4% of net assets, were as follows:

      ------------------------------------------------------------------------------------------------------------------------------
      Issue                                                             Acquisition Date                Cost                  Value
      ------------------------------------------------------------------------------------------------------------------------------
      Allstate Life Insurance Co., 3.793% due 11/01/2005                  11/01/2004               $   45,000             $   45,000
      General Electric Capital Assurance Co.:
         3.773% due 11/01/2005                                            11/01/2004                   50,000                 50,000
         3.753% due 12/01/2005                                            12/01/2004                  150,000                150,000
      ING USA Annuity and Life Insurance Co., 3.859% due 8/18/2006         7/18/2005                   50,000                 50,000
      Jackson National Life Insurance Co., 3.773% due 5/01/2006            5/02/2005                   15,000                 15,000
      MetLife Funding, Inc.:
         3.793% due 2/01/2006                                              2/01/2005                   88,000                 88,000
         3.793% due 4/03/2006                                              4/01/2005                  165,000                165,000
      Monumental Life Insurance Co., 3.838% due 2/15/2006                  2/17/2005                  145,000                145,000
      New York Life Insurance Co., 3.73% due 5/26/2006                     5/27/2005                  226,000                226,000
      The Travelers Insurance Co.:
         3.753% due 3/01/2006                                              3/01/2005                   45,000                 45,000
         3.763% due 3/01/2006                                              3/01/2005                   25,000                 25,000
         3.753% due 5/01/2006                                              5/02/2005                   25,000                 25,000
         3.822% due 9/15/2006                                              9/16/2005                   25,000                 25,000
      ------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                        $1,054,000             $1,054,000
                                                                                                   ==========             ==========

(b) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------
      Affiliate                                                Net Activity   Interest Income
      ---------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Money Market Series     $82,980            $8
      ---------------------------------------------------------------------------------------

(c)   Security was purchased with cash proceeds from securities loans.
(d)   Security, or portion of security, is on loan.

      See Notes to Financial Statements.


18               WCMA MONEY FUND                   SEPTEMBER 30, 2005

Statement of Assets and Liabilities                           Master Money Trust

As of September 30, 2005
=========================================================================================================================
Assets
-------------------------------------------------------------------------------------------------------------------------
                          Investments in unaffiliated securities, at
                            value (including securities loaned of $80,770,194)
                           (identified cost--$14,207,320,597) ................                          $  14,194,498,240
                          Investments in affiliated securities, at value
                           (identified cost--$82,980,000) ....................                                 82,980,000
                          Cash ...............................................                                      1,228
                          Receivables:
                              Interest .......................................    $      56,186,965
                              Securities sold ................................            6,048,768
                              Contributions ..................................            1,147,567
                              Securities lending .............................                1,926            63,385,226
                                                                                  -----------------
                          Prepaid expenses ...................................                                     52,097
                                                                                                        -----------------
                          Total assets .......................................                             14,340,916,791
                                                                                                        -----------------
=========================================================================================================================
Liabilities
-------------------------------------------------------------------------------------------------------------------------
                          Collateral on securities loaned, at value ..........                                 82,980,000
                          Payables:
                              Securities purchased ...........................           25,000,000
                              Investment adviser .............................            1,469,125
                              Other affiliates ...............................              158,507            26,627,632
                                                                                  -----------------
                          Accrued expenses and other liabilities .............                                    266,966
                                                                                                        -----------------
                          Total liabilities ..................................                                109,874,598
                                                                                                        -----------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
                          Net assets .........................................                          $  14,231,042,193
                                                                                                        =================
=========================================================================================================================
Net Assets Consist of
-------------------------------------------------------------------------------------------------------------------------
                          Investors' capital .................................                          $  14,243,864,550
                          Unrealized depreciation--net .......................                                (12,822,357)
                                                                                                        -----------------
                          Net Assets .........................................                          $  14,231,042,193
                                                                                                        =================

      See Notes to Financial Statements.


                 WCMA MONEY FUND                   SEPTEMBER 30, 2005         19

Statement of Operations                                       Master Money Trust

For the Six Months Ended September 30, 2005
=========================================================================================================================
Investment Income
-------------------------------------------------------------------------------------------------------------------------
                          Interest and amortization of premium and
                          discount earned ....................................                          $     236,190,063
                          Securities lending--net ............................                                      8,322
                                                                                                        -----------------
                          Total income .......................................                                236,198,385
                                                                                                        -----------------
=========================================================================================================================
Expenses
-------------------------------------------------------------------------------------------------------------------------
                          Investment advisory fees ...........................    $       9,682,107
                          Accounting services ................................              900,189
                          Custodian fees .....................................              176,426
                          Trustees' fees and expenses ........................               53,690
                          Professional fees ..................................               41,984
                          Pricing fees .......................................               22,925
                          Printing and shareholder reports ...................                1,788
                          Other ..............................................               73,892
                                                                                  -----------------
                          Total expenses .....................................                                 10,953,001
                                                                                                        -----------------
                          Investment income--net .............................                                225,245,384
                                                                                                        -----------------
=========================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-------------------------------------------------------------------------------------------------------------------------
                          Realized loss on investments--net ..................                                   (266,920)
                          Change in unrealized depreciation on investments--net                                   406,739
                                                                                                        -----------------
                          Total realized and unrealized gain--net ............                                    139,819
                                                                                                        -----------------
                          Net Increase in Net Assets Resulting from Operations                          $     225,385,203
                                                                                                        =================

      See Notes to Financial Statements.


20               WCMA MONEY FUND                   SEPTEMBER 30, 2005

Statements of Changes in Net Assets                           Master Money Trust

                                                                                      For the Six            For the
                                                                                     Months Ended          Year Ended
                                                                                     September 30,          March 31,
Increase (Decrease) in Net Assets:                                                       2005                 2005
=========================================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------------------
                          Investment income--net .............................    $     225,245,384     $     275,675,984
                          Realized gain (loss)--net ..........................             (266,920)              350,251
                          Change in unrealized appreciation/depreciation--net               406,739           (19,014,309)
                                                                                  ---------------------------------------
                          Net increase in net assets resulting from operations          225,385,203           257,011,926
                                                                                  ---------------------------------------
=========================================================================================================================
Capital Transactions
-------------------------------------------------------------------------------------------------------------------------
                          Proceeds from contributions ........................       57,231,818,690       128,134,342,599
                          Fair value of withdrawals ..........................      (58,655,065,834)     (132,249,310,652)
                                                                                  ---------------------------------------
                          Net decrease in net assets derived from
                          capital transactions ...............................       (1,423,247,144)       (4,114,968,053)
                                                                                  ---------------------------------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
                          Total decrease in net assets .......................       (1,197,861,941)       (3,857,956,127)
                          Beginning of period ................................       15,428,904,134        19,286,860,261
                                                                                  ---------------------------------------
                          End of period ......................................    $  14,231,042,193     $  15,428,904,134
                                                                                  =======================================

      See Notes to Financial Statements.


                 WCMA MONEY FUND                   SEPTEMBER 30, 2005         21

Financial Highlights                                          Master Money Trust

                                                             For the Six             For the Year Ended           For the Period
                                                            Months Ended                  March 31,             February 13, 2003+
The following per share data and ratios have been derived   September 30,      ------------------------------      to March 31,
from information provided in the financial statements.          2005              2005               2004              2003
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
                 Total investment return ................          1.53%**            1.64%              1.06%                 .90%*
                                                            ======================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                 Expenses ...............................           .15%*              .15%               .15%                 .21%*
                                                            ======================================================================
                 Investment income and realized gain--net          3.04%*             1.60%              1.08%                1.25%*
                                                            ======================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                 Net assets, end of period (in thousands)   $14,231,042        $15,428,904        $19,286,860          $23,129,013
                                                            ======================================================================

*     Annualized.
**    Aggregate total investment return.
+     Commencement of operations.

      See Notes to Financial Statements.


22               WCMA MONEY FUND                   SEPTEMBER 30, 2005

Notes to Financial Statements                                 Master Money Trust

1. Significant Accounting Policies:

Master Money Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market value quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Repurchase agreements -- The Trust may invest in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks-to-market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes -- The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Securities lending -- The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


                 WCMA MONEY FUND                   SEPTEMBER 30, 2005         23

Notes to Financial Statements (concluded)                     Master Money Trust

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agree-ment with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of FAM, or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended September 30, 2005, MLIM, LLC received $4,060 in securities lending agent fees.

For the six months ended September 30, 2005, the Trust reimbursed FAM $162,908 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, ML & Co., and/or MLIM, LLC.


24               WCMA MONEY FUND                   SEPTEMBER 30, 2005

Disclosure of Investment Advisory Agreement

Activities and Composition of the Board of Trustees

All but one member of the Board of Trustees is an independent trustee whose only affiliation with Fund Asset Management, L.P. (the "Investment Adviser") or other Merrill Lynch affiliates is as a trustee of the Master Money Trust (the "Trust") and the Fund and certain other funds advised by the Investment Adviser or its affiliates. The Chairman of the Board is also an independent trustee. New trustee nominees are chosen as nominees by a Nominating Committee comprised of independent Trustees. All independent Trustees also are members of the Board's Audit Committee and the independent Trustees meet in executive session at each in-person Board meeting. The Board and Audit Committee meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal board meetings, and some of which are informational meetings. The independent counsel to the independent Trustees attends all in-person Board and Audit Committee meetings and other meetings at the independent Trustees' request.

Investment Advisory Agreement -- Matters Considered by the Board

Every year, the Board considers approval of the investment advisory agreement between the Investment Adviser and the Trust (the "Investment Advisory Agreement"). The Board also reviews and evaluates the performance of and services provided by the Investment Adviser throughout each year. The Board assesses the nature, scope and quality of the services provided to the Trust and the Fund by the personnel of the Investment Adviser and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. The Board also receives and assesses information regarding the services provided to the Trust and the Fund by certain unaffiliated service providers.

At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided by the Investment Adviser and its affiliates. Among the matters considered are: (a) any fees (in addition to management fees) paid to the Investment Adviser and its affiliates by the Trust or by the Fund, such as transfer agency fees and fees for marketing and distribution; (b) Trust/Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Trust's and the Fund's investment objective, policies and restrictions, and its compliance with its Code of Ethics and the Investment Adviser's compliance policies and procedures; and (d) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

The Board believes that the Investment Adviser is one of the most experienced global asset management firms and considers the overall services provided by the Investment Adviser to be generally of high quality. The Board also believes that the Investment Adviser is financially sound and well managed and notes that the Investment Adviser is affiliated with one of America's largest financial firms. The Board works closely with the Investment Adviser in overseeing the Investment Adviser's efforts to achieve good performance. As part of this effort, the Board discusses portfolio Investment Adviser effectiveness and, when performance is not satisfactory, discusses with the Investment Adviser taking steps such as changing investment personnel.

Annual Consideration of Approval by the Board of Trustees

In the period prior to the Board meeting to consider renewal of the Investment Advisory Agreement, the Board requests and receives materials specifically relating to the Trust's Investment Advisory Agreement. These materials include
(a) information on the fees and expenses and the investment performance of the Trust/Fund as compared to the Fund's competitors as determined by the Investment Adviser ("Competitors"); (b) a discussion by the Trust's/Fund's portfolio management team on investment strategies used by the Trust/Fund during its most recent fiscal year; (c) information on the profitability to the Investment Adviser and its affiliates of the Investment Advisory Agreement and other relationships with the Trust and/or Fund; (d) information on the profitability to the Investment Adviser and its affiliates of the Investment Advisory Agreements and other relationships with the Trust/Fund; and (e) information provided by the Investment Adviser concerning investment advisory fees charged to other clients, such as institutional clients. The Board also considers other matters it deems important to the approval process such as payments made to the Investment Adviser or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Trust/Fund portfolio holdings, allocation of Trust/Fund brokerage fees, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Trust/Fund.

Certain Specific Renewal Data

In connection with the most recent renewal of the Trust's Investment Advisory Agreement in August 2005, the independent Trustees' and Board's review included the following:


                 WCMA MONEY FUND                   SEPTEMBER 30, 2005         25

Disclosure of Investment Advisory Agreement (concluded)

Investment Adviser's Services and Fund Performance -- The Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Fund. The Board focused primarily on the Investment Adviser's investment advisory services and the Fund's investment performance, having concluded that the other services provided to the Trust/Fund by the Investment Adviser were satisfactory. Because the Trust/Fund is competing against sweep funds operated by banks for short-term liquidity needs, the Board compared the Fund's performance to a performance index of the National Bank Effective Government Fund Rates and to sweep accounts offered by Competitors. While the Board generally reviews performance data quarterly, the Board noted that the performance of the Trust/Fund was competitive with both the National Bank Effective Government Fund Rates and with similar Competitor products for the period ended August 31, 2005. The Board concluded that the Trust's/Fund's performance was consistent with the continuation of the management fee rate at its current level and the renewal of the applicable Investment Advisory Agreement.

The Investment Adviser's Personnel and Investment Process -- The Board reviewed the Trust's/Fund's investment objectives and strategies. The Board discussed with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's taxable fixed-income investing group the strategies being used to achieve the stated objectives. Among other things, the Board considered the size, education and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to training and retaining portfolio Investment Advisers and other research, advisory and management personnel. The Board also reviewed the Investment Adviser's compensation policies and practices with respect to the Trust's/Fund's portfolio manager. The Board also considered the experience of the Trust's portfolio manager and noted that Mr. Mejzak has over ten years' experience investing in money market securities. The Board concluded that the Investment Adviser and its investment staff and the Trust's/Fund's portfolio manager have extensive experience in analyzing and managing the types of investments used by the Trust and the Fund and that the Trust and the Fund benefit from that expertise.

Management Fees and Other Expenses -- The Board reviewed the Trust's/Fund's management fee rate as a percentage of total assets at common asset levels compared to its Competitors. It also compares the Trust's/Fund's total expenses to those of its Competitors. The Board considered the services provided to and the fees charged by the Investment Adviser to other types of clients such as institutional clients. The Board noted that, as a general matter, fees charged to institutional clients were lower than the fees charged to the Trust/Fund, but determined that the Investment Adviser provided less extensive services to such clients, which tended to hold much larger accounts. The Board noted that management fees and total expenses were reasonable when compared to fees and expenses of Competitors. The Board concluded that the management fee and fee rate and overall expense ratio were reasonable when compared to those of Competitors.

Profitability -- The Board considered the cost of the services provided to the Trust and Fund by the Investment Adviser and the Investment Adviser's and its affiliates' profits in relating to the management and distribution of the Trust and Fund and the MLIM/FAM-advised funds. As part of its analysis, the Board reviews the Investment Adviser's and its affiliates' methodology in allocating costs to the management of the Trust/Fund and concluded that there was a reasonable basis for the allocation. The Board believes the profits of the Investment Adviser and its affiliates are acceptable in relation to the nature and quality of services provided and given the level of fees and expenses overall. The Board also considered the federal court decisions discussing an investment adviser's profitability, and the profitability levels considered to be reasonable in those decisions.

Economies of Scale -- The Board considered the extent to which economies of scale might be realized as the assets of the Trust/Fund increase and whether there should be changes in the management fee rate or structure in order to enable a Trust and a Fund to participate in these economies of scale. The Board noted that the Trust's/Fund's current management fee rate schedule includes breakpoints that would reduce the Trust's/Fund's management fee rate if its assets increase above certain levels. The Board determined that no changes were currently necessary.

Conclusion

After the independent Trustees deliberated in executive session, the Board, including all of the independent Trustees, approved the renewal of the existing Investment Advisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders.


26               WCMA MONEY FUND                   SEPTEMBER 30, 2005

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


                 WCMA MONEY FUND                   SEPTEMBER 30, 2005         27

[LOGO] Merrill Lynch Investment Managers

www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors

A Division of Merrill Lynch Investment Managers

www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

WCMA Money Fund
Box 9011
Princeton, NJ
08543-9011

                                                                  #WCMAM -- 9/05

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Money Fund and Master Money Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    WCMA Money Fund and Master Money Trust

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    WCMA Money Fund and Master Money Trust

Date: November 17, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer of
    WCMA Money Fund and Master Money Trust

Date: November 17, 2005